Amount Due from Director - Schedule of Amount due from Director (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Amount due from Director [Abstract]
As at beginning of the year/period
Advances	(207,368)	(50,777)
Share subscription receivable	6,342,024	1,552,970
As at end of the year/period	RM 6,134,656	$ 1,502,193